Schedule of Assets - Schedule of Assets (Held at End of Year) (Details) - EBP 004 [Member] shares in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Capital Accumulation Plan
Entity Tax Identification Number	77-0664171
EBP, Plan Number	004
Current Value	$ 3,103,722
Total Investments	$ 233,134,975
EBP, Investment, Number of Shares | shares	3,197,065
Investment, Identifier [Axis]: Common Stock Hecla Mining Co. 3,197,065 shares of common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,881,955
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
Investment, Identifier [Axis]: Money Market Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,293,444
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
Investment, Identifier [Axis]: Mutual Funds American Funds Growth Fund of America; R-4 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,990,726
EBP, Investment, Issuer Name [Extensible Enumeration]	American [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Artisan International Fund, Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,037,994
EBP, Investment, Issuer Name [Extensible Enumeration]	Artisan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard 500 Index Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,498,154
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Growth and Income Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,630,092
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Small-Cap Value Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,811,322
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Strategic Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,315,295
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,337,176
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,453,285
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,601,265
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,020,694
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,143,244
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,200,338
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,434,067
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,124,390
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,450,036
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,155,516
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,223,820
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual Funds Vanguard Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,890,911
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Total Bond Market Index Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,624,529
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Total International Bond Index Fund Investor Shr
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 600,835
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Total Stock Market Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,476,988
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Windsor II Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,835,177
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Participant Loans Participant loans Interest rates ranging from 4.25% to 9.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Participant Loans [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant Loans [Member]
Investment, Identifier [Axis]: Total Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 162,855,854
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%